Stock Compensation Plan - Employee Stock Award Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,979,306	508,328
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,753,208	1,979,306	508,328
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,946,230	480,838	364,612
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,167,077	1,642,565	138,115
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(181,884)	(117,318)	(12,538)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	(185,003)	(13,256)	(9,350)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Expired, Number of Shares		(46,599)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	2,746,420	1,946,230	480,838	364,612
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,347,080	1,709,929
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	2,470,131	1,735,470
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.66	$ 1.69	$ 1.32
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	12.13	1.64	2.71
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	1.42	1.59	0.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	1.94	1.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			1.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		1.53
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	6.26	1.66	$ 1.69	$ 1.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	4.54	1.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 6.07	$ 1.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 8 months 26 days	8 years 8 months 12 days	6 years 8 months 15 days	6 years 3 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years 7 months 6 days	8 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 8 months 12 days	8 years 8 months 12 days
Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	33,124	27,510	27,510
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		5,614	14,036
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			(12,866)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares			(1,170)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		33,124	27,510	27,510
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		27,510
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		27,510
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.91	$ 1.91	$ 0.89
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		1.55	2.83
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price			0.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price			0.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		1.91	$ 1.91	$ 0.89
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price		1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		6 years 9 months	7 years 9 months	7 years 1 month 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		6 years 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		6 years 8 months 26 days
Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	33,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(26,337)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,788	33,125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	6,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.91
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	2.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	1.09	$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	1.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 1.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 10 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 years 10 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	4 years 10 months 20 days